COMPULSORY LOAN	3 Months Ended
Mar. 31, 2022
COMPULSORY LOAN
COMPULSORY LOANS

NOTE 23 – COMPULSORY LOAN

Starting balance as of December 31, 2021 and 2020	1,216,335	1,047,109
Provision for implementation of shares	10,854	(6,570)
Debt charges	2,633	1,276
Interest payment	(1,315)	(140)
Monetary adjustment	9,859	8,320
Final balance as of March 31, 2022 and 2021	1,238,366	1,049,995